PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Nov. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	November 30, 2024			August 31, 2024
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Equipment	$3,094,076	$(1,524,957)	$1,569,119	$3,094,076	$(1,394,332)	$1,699,744
Equipment not in service	4,124,565	–	4,124,565	3,071,565	–	3,071,565
Total fixed assets	$7,218,641	$(1,524,957)	$5,693,684	$6,165,641	$(1,394,332)	$4,771,309

Schedule of equipment not in service

Transformers	$1,838,760
Immersion containers	1,250,805
ASIC miners	1,035,000
Total	$4,124,565